Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
At 1 January	$ 76	$ 69	$ 39
Additions	80	26	92
Share of after tax losses	(12)	(5)	(64)
Exchange and other adjustments	3	(14)	2
At 31 December	$ 147	$ 76	$ 69